Insurance Contracts_Details Of Deferred Acquisition Costs Included In Other Assets(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred Acquisition Costs Arising From Insurance Contracts LineItems[Line Items]
Total	₩ 1,170,972	₩ 921,365	₩ 667,124
Non-life insurance
Deferred Acquisition Costs Arising From Insurance Contracts LineItems[Line Items]
Total	965,683	786,626	547,831
Life insurance
Deferred Acquisition Costs Arising From Insurance Contracts LineItems[Line Items]
Total	₩ 205,289	₩ 134,739	₩ 119,293